Commitments and Contingencies (Details) - Schedule of total number of non-education related lawsuitsby category ¥ in Thousands, pure in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Numbers	116	116
Total amount involved | ¥	¥ 19,320
Lease [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Numbers	5	5
Total amount involved | ¥	¥ 2,167
Lease [Member] | Minimum [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Amount involved scope per case		$ 371
Lease [Member] | Maximum [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Amount involved scope per case		$ 797
Advertisement [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Numbers	1	1
Amount involved scope per case		$ 3,969
Total amount involved | ¥	¥ 3,969
Technology Service [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Numbers	2	2
Total amount involved | ¥	¥ 504
Technology Service [Member] | Minimum [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Amount involved scope per case		$ 237
Technology Service [Member] | Maximum [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Amount involved scope per case		$ 266
Purchase [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Numbers	4	4
Total amount involved | ¥	¥ 2,424
Purchase [Member] | Minimum [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Amount involved scope per case		$ 49
Purchase [Member] | Maximum [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Amount involved scope per case		$ 1,298
Property Preservation [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Numbers	2	2
Total amount involved | ¥	¥ 2,441
Property Preservation [Member] | Minimum [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Amount involved scope per case		$ 62
Property Preservation [Member] | Maximum [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Amount involved scope per case		$ 2,377
Decoration [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Numbers	3	3
Total amount involved | ¥	¥ 4,020
Decoration [Member] | Minimum [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Amount involved scope per case		$ 680
Decoration [Member] | Maximum [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Amount involved scope per case		$ 2,540
Education Service [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Numbers	99	99
Total amount involved | ¥	¥ 3,795
Education Service [Member] | Minimum [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Amount involved scope per case		$ 9
Education Service [Member] | Maximum [Member]
Schedule of Total Number of Non Education Related Lawsuitsby Category [Abstract]
Amount involved scope per case		$ 2,378